Deferred Income Tax Assets/Liabilities - Summary of Changes in Deferred Income Tax Assets and Liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets Valuation of Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ 352,493,394	$ 1,150,494
Inclusions (*)	0	0
Charge to Income	(352,493,394)	351,342,900
Ending balance	0	352,493,394
Deferred Tax Assets, Other Financial Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0
Inclusions (*)	7,966,214
Charge to Income	31,339,549
Ending balance	39,305,763	0
Deferred Tax Assets Loans and Other Financing
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	125,097,896	149,229,391
Inclusions (*)	19,968,229	0
Charge to Income	74,171,134	(24,131,495)
Ending balance	219,237,259	125,097,896
Deferred Tax Assets Tax Loss Carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	5,795,467	15,508,949
Inclusions (*)	43,981,905	0
Charge to Income	17,730,192	(9,713,482)
Ending balance	67,507,564	5,795,467
Deferred Tax Assets Insurance Contract Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	4,131,130	210,501
Inclusions (*)	0	0
Charge to Income	(4,131,130)	3,920,629
Ending balance	0	4,131,130
Deferred Tax Assets Other Non-financial Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	11,801,652
Inclusions (*)		0
Charge to Income		(11,801,652)
Ending balance		0
Deferred Tax Assets, Reinsurance Contract Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0
Inclusions (*)	0
Charge to Income	16,684,659
Ending balance	16,684,659	0
Deferred Tax Assets Other Financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,662,253	3,355,881
Inclusions (*)	0	0
Charge to Income	747,793	(1,693,628)
Ending balance	2,410,046	1,662,253
Deferred Tax Assets Subordinated Negotiable Obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0
Inclusions (*)	3,374,256
Charge to Income	(45,731)
Ending balance	3,328,525	0
Deferred Tax Assets Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	28,543,659	38,030,923
Inclusions (*)	4,425,532	3,803,361
Charge to Income	66,842,887	(13,290,625)
Ending balance	99,812,078	28,543,659
Deferred Tax Assets Insurance Contracts Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	42,268	42,268
Inclusions (*)	0	0
Charge to Income	(42,268)	0
Ending balance	0	42,268
Deferred Tax Assets Reinsurance Contracts Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	56,384,817	0
Inclusions (*)	0	32,310,750
Charge to Income	1,240,744	24,074,067
Ending balance	57,625,561	56,384,817
Deferred Tax Assets Other Non-financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	32,505,949	22,795,667
Inclusions (*)	5,128,716	2,636,922
Charge to Income	70,216,551	7,073,360
Ending balance	107,851,216	32,505,949
Deferred Tax Assets Foreign Currency Exchange Difference
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	236,461	46,941
Inclusions (*)	0	0
Charge to Income	(50,130)	189,520
Ending balance	186,331	236,461
Deferred Tax Assets Inflation Adjustment Deferral
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	4,015,487	21,599,688
Inclusions (*)	568,853	720,044
Charge to Income	(3,855,720)	(18,304,245)
Ending balance	728,620	4,015,487
Deferred Tax Assets Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	255,709
Inclusions (*)	0	0
Charge to Income	10,675,564	(255,709)
Ending balance	10,675,564	0
Deferred Tax Assets Gross
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	610,908,781	264,028,064
Inclusions (*)	85,413,705	39,471,077
Charge to Income	(70,969,300)	307,409,640
Ending balance	625,353,186	610,908,781
Deferred Tax Assets Subsidiaries With Net Liability Position
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(162,285,866)	(210,385,109)
Inclusions (*)	0	0
Charge to Income	(20,083,852)	48,099,243
Ending balance	(182,369,718)	(162,285,866)
Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	448,622,915	53,642,955
Inclusions (*)	85,413,705	39,471,077
Charge to Income	(91,053,152)	355,508,883
Ending balance	442,983,468	448,622,915
Deferred Tax Liabilities Valuation of Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(2,155,770)	(70,483,344)
Inclusions (*)	(24,545,810)	400,266
Charge to Income	(116,712,416)	67,927,308
Ending balance	(143,413,996)	(2,155,770)
Deferred Tax Liabilities Derivative Instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,835,358)	(3,414,517)
Inclusions (*)	0	0
Charge to Income	3,674,021	1,579,159
Ending balance	1,838,663	(1,835,358)
Deferred Tax Liabilities Other Financial Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(9,714,799)	(4,235,771)
Inclusions (*)	0	(3,490,702)
Charge to Income	645,740	(1,988,326)
Ending balance	(9,069,059)	(9,714,799)
Deferred Tax Liabilities Property, Plant and Equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(93,933,251)	(106,417,279)
Inclusions (*)	17,967,507	(7,017,638)
Charge to Income	(6,290,263)	19,501,666
Ending balance	(82,256,007)	(93,933,251)
Deferred Tax Liabilities Intangible Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(72,110,517)	(70,554,138)
Inclusions (*)	13,679,308	0
Charge to Income	25,090,611	(1,556,379)
Ending balance	(33,340,598)	(72,110,517)
Deferred Tax Liabilities, Insurance Contract Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0
Inclusions (*)	0
Charge to Income	(5,510,055)
Ending balance	(5,510,055)	0
Deferred Tax Liabilities Reinsurance Contract Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(17,168,253)	0
Inclusions (*)	0	0
Charge to Income	0	(17,168,253)
Ending balance	(17,168,253)	(17,168,253)
Deferred Tax Liabilities Other Non-financial Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,132,395)	(1,460,452)
Inclusions (*)	(4,509,868)	0
Charge to Income	(8,744,264)	328,057
Ending balance	(14,386,527)	(1,132,395)
Deferred Tax Liabilities Other Financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0
Inclusions (*)	3,370,872
Charge to Income	(7,342,396)
Ending balance	(3,971,524)	0
Derivative Tax Liabilities Debt Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(194,606)	(551,985)
Inclusions (*)	0	0
Charge to Income	(481,734)	357,379
Ending balance	(676,340)	(194,606)
Derivative Tax Liabilities Subordinated Debt Securities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(9,721)	(66,711)
Inclusions (*)	0	0
Charge to Income	9,721	56,990
Ending balance	0	(9,721)
Deferred Tax Liabilities Reinsurance Contracts Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,240,744)	0
Inclusions (*)	0	0
Charge to Income	(18,672,443)	(1,240,744)
Ending balance	(19,913,187)	(1,240,744)
Deferred Tax Liabilities Other Non-financial Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	0	(34,272)
Inclusions (*)	0	(137,715)
Charge to Income	(714,354)	171,987
Ending balance	(714,354)	0
Deferred Tax Liabilities Inflation Adjustment Deferral
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(11,441)	(38,729)
Inclusions (*)	0	0
Charge to Income	6,644	27,288
Ending balance	(4,797)	(11,441)
Deferred Tax Liabilities Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(3,811,199)	0
Inclusions (*)	0	(3,916,548)
Charge to Income	1,115,582	105,349
Ending balance	(2,695,617)	(3,811,199)
Deferred Tax Liabilities Foreign Gross
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(203,318,054)	(257,257,198)
Inclusions (*)	5,962,009	(14,162,337)
Charge to Income	(133,925,606)	68,101,481
Ending balance	(331,281,651)	(203,318,054)
Deferred Tax Liabilities Subsidiaries With Net Asset Position
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	162,285,866	210,385,109
Inclusions (*)	0	0
Charge to Income	20,083,852	(48,099,243)
Ending balance	182,369,718	162,285,866
Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(41,032,188)	(46,872,089)
Inclusions (*)	5,962,009	(14,162,337)
Charge to Income	(113,841,754)	20,002,238
Ending balance	$ (148,911,933)	$ (41,032,188)